Loans - Analysis of age of loan delinquencies by type and by amount past due (Details 3) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	$ 136	$ 209
Current	226,933	202,184
Loans	227,069	202,393
30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	136	127
60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		82
Real estate loans: | One- to four-family residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	89	181
Current	188,484	176,856
Loans	188,573	177,037
Real estate loans: | One- to four-family residential | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	89	118
Real estate loans: | One- to four-family residential | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Real estate loans: | One- to four-family residential | Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		63
Real estate loans: | Multi-family residential
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Current	5,103	5,146
Loans	5,103	5,146
Real estate loans: | Multi-family residential | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Real estate loans: | Multi-family residential | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Real estate loans: | Multi-family residential | Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Real estate loans: | Construction
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Current	6,134	1,251
Loans	6,134	1,251
Real estate loans: | Construction | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Real estate loans: | Construction | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Real estate loans: | Construction | Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Real estate loans: | Commercial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Current	8,440	3,522
Loans	8,440	3,522
Real estate loans: | Commercial | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Real estate loans: | Commercial | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Real estate loans: | Commercial | Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Real estate loans: | Home equity lines of credit
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		18
Current	16,797	14,505
Loans	16,797	14,523
Real estate loans: | Home equity lines of credit | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Real estate loans: | Home equity lines of credit | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Real estate loans: | Home equity lines of credit | Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		18
Other Loans Portfolio Segment | Commercial and industrial
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	47
Current	1,900	853
Loans	1,947	853
Other Loans Portfolio Segment | Commercial and industrial | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due	47
Other Loans Portfolio Segment | Commercial and industrial | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Other Loans Portfolio Segment | Commercial and industrial | Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Other Loans Portfolio Segment | Other loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		10
Current	75	51
Loans	75	61
Other Loans Portfolio Segment | Other loans | 30-59 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		9
Other Loans Portfolio Segment | Other loans | 60-89 Days Past Due
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due
Other Loans Portfolio Segment | Other loans | Greater than 90 Days
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total Past Due		$ 1